Related Party Transactions - Schedule of Related Parties (Details) $ in Thousands, ft² in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 20, 2017 USD ($) ft²
Related Party Transaction [Line Items]
Approx. Square Feet | ft²	7.3		7.3
Real Estate Investment Property, at Cost	$ 1,182,057		$ 1,178,866	$ 1,133,055
Schedule of related party transactions
Incurred	19,051	$ 16,502	22,272	66,819	$ 47,207
Payable	$ 18,988		$ 16,896	22,481
Underwriting Compensation Percentage of Gross Proceeds Received	9.00%		9.00%
Advisor and Property Manager Fees - Acquisition Fees and Expenses [Member]
Related Party Transaction [Line Items]
Approx. Square Feet | ft²						1.0
Real Estate Investment Property, at Cost						$ 80,000
Schedule of related party transactions
Incurred			$ 0	6,324	11,438
Payable			0	0
Operating expenses
Schedule of related party transactions
Incurred	$ 2,168	1,677	2,336	1,622	1,911
Payable	806		658	18
Asset management fees
Schedule of related party transactions
Incurred	0	8,027	8,027	6,413	2,624
Payable	0		0	807
Property Management Fees [Member]
Schedule of related party transactions
Incurred	1,365	1,347	1,799	1,052	333
Payable	153		158	143
Acquisition fees
Schedule of related party transactions
Incurred	0	1,099	1,099	7,606	0
Payable	0		0	0
Advisor and Property Manager Fees - Performance Distribution [Member]
Schedule of related party transactions
Incurred	6,200	213	2,394	0	0
Payable	6,224		2,394	0
Advisor and Property Manager Fees - Advisory Fees [Member]
Schedule of related party transactions
Incurred	6,970	273	2,550	0	0
Payable	784		762	0
Contingent Advisor Payment Holdback - Organization and Offering Expenses [Member]
Schedule of related party transactions
Incurred	1,113	250	192	0	3,150
Payable	1,305		192	0
Other Costs Advanced by Advisor [Member]
Schedule of related party transactions
Incurred	938	604	662	304	2,598
Payable	$ 319		285	12
Advisor and Property Manager Fees - Preferred Offering Costs [Member]
Schedule of related party transactions
Incurred			0	0	375
Payable			$ 0	0
Dealer Manager Agreement [Member]
Schedule of related party transactions
Underwriting Compensation Percentage of Gross Proceeds Received	10.00%		10.00%
Advisor and Property Manager Fees - Selling Commissions [Member]
Schedule of related party transactions
Incurred	$ 66	1,127	$ 1,128	11,397	16,303
Payable	0		0	54
Advisor and Property Manager Fees - Dealer Manager Fees [Member]
Schedule of related party transactions
Incurred	11	393	393	3,949	7,303
Payable	0		0	18
Advisor and Property Manager Fees - Stockholder Servicing Fee [Member]
Schedule of related party transactions
Incurred	175	565	660	17,449	25
Payable	9,353		12,377	16,020
Advisor Advances - Organization and Offering Expenses [Member]
Schedule of related party transactions
Incurred	45	136	179	2,634	382
Payable	44		8	2,477
Contingent Advisor Payment Holdback - Dealer Manager Fees [Member]
Schedule of related party transactions
Incurred	0	791	853	8,069	765
Payable	0		62	2,932
Griffin Capital Essential Asset REIT, Inc. [Member]
Related Party Transaction [Line Items]
Real Estate Investment Property, at Cost	3,077,761		2,865,753	3,024,389
Schedule of related party transactions
Payable	4,018		3,535	2,719
Griffin Capital Essential Asset REIT, Inc. [Member] | Advisor and Property Manager Fees - Acquisition Fees and Expenses [Member]
Schedule of related party transactions
Incurred			0	1,322	35,210
Payable			0	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Operating expenses
Schedule of related party transactions
Incurred	2,630	1,983	2,652	1,525	1,608
Payable	949		670	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Asset Management Fees 2 [Member]
Schedule of related party transactions
Incurred	17,628	17,744
Payable	1,999		1,873
Griffin Capital Essential Asset REIT, Inc. [Member] | Asset management fees
Schedule of related party transactions
Incurred			23,499	23,530	19,389
Payable			1,878	1,982
Griffin Capital Essential Asset REIT, Inc. [Member] | Property Management Fees [Member]
Schedule of related party transactions
Incurred	6,992	7,466
Payable	746		725
Griffin Capital Essential Asset REIT, Inc. [Member] | Property management fees
Schedule of related party transactions
Incurred			9,782	9,740	7,622
Payable			730	737
Griffin Capital Essential Asset REIT, Inc. [Member] | Costs advanced by the Advisor
Schedule of related party transactions
Incurred	396	419	587	73	53
Payable	324		267	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Acquisition fees
Schedule of related party transactions
Incurred	5,331	0	3,791	0	0
Payable	0		0	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Leasing commissions
Schedule of related party transactions
Incurred	0	1,752	1,752	0	2,105
Payable	0		0	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Costs Capitalized [Member]
Schedule of related party transactions
Incurred	32,977	29,364
Payable	4,018		3,535
Griffin Capital Essential Asset REIT, Inc. [Member] | Total, including real estate assets held for sale
Schedule of related party transactions
Incurred	33,076	29,459	44,013	36,190	66,627
Payable	4,023		3,545	2,719
Griffin Capital Essential Asset REIT, Inc. [Member] | Disposition Fees [Member]
Schedule of related party transactions
Incurred			1,950	0	$ 640
Payable			0	$ 0
Griffin Capital Essential Asset REIT, Inc. [Member] | Held-for-sale | Asset management fees
Schedule of related party transactions
Incurred	42	42
Payable	5		5
Griffin Capital Essential Asset REIT, Inc. [Member] | Held-for-sale | Property Management Fees [Member]
Schedule of related party transactions
Incurred	57	$ 53
Payable	$ 0		$ 5
Common Class AA [Member] | Dealer Manager Agreement [Member]
Schedule of related party transactions
Related Party Stockholder Servicing Fee for Issuance of Shares, Percent	4.00%		4.00%